OMB APPROVAL

OMB Number: 3235-0578

Expires: April 30, 2013

Estimated average burden hours per response: 5.6

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-21553

ING Global Equity Dividend and Premium Opportunity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2010

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Global Equity Dividend and Premium Opportunity Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of November 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 94.1%
		Australia: 4.5%
347,311		Australia & New Zealand Banking Group Ltd.	$7,528,449
3,111,928		Insurance Australia Group	11,220,966
2,762,524		Macquarie Airports Management Ltd.	8,042,739
4,574,998		Telstra Corp. Ltd.	12,310,814
248,969		Wesfarmers Ltd.	7,489,183
			46,592,151
		Brazil: 1.1%
817,497	@	Tele Norte Leste Participacoes SA ADR	11,518,533
			11,518,533
		Canada: 1.9%
289,672		Enerplus Resources Fund	8,330,967
333,463		TransCanada Corp.	11,759,155
			20,090,122
		Denmark: 0.7%
231,545		D/S Norden	7,292,230
			7,292,230
		Finland: 1.5%
1,705,242		Nokia OYJ	15,769,355
			15,769,355
		France: 10.4%
111,717		BNP Paribas	6,607,987
399,294		Bouygues S.A.	15,921,605
497,251		Gaz de France	16,435,356
200,292		Lafarge S.A.	10,901,407
254,968		Sanofi-Aventis	15,455,824
342,916		Total S.A.	16,645,241
226,171		Vinci S.A.	10,940,365
637,482		Vivendi	15,521,927
			108,429,712
		Germany: 5.9%
140,265		Allianz AG	15,358,428
123,054		Deutsche Boerse AG	7,433,888
680,945		Deutsche Post AG	10,889,813
582,278		E.ON AG	16,668,762
77,614		Muenchener Rueckversicherungs AG	10,765,628
			61,116,519
		Hong Kong: 2.8%
343,002		China Mobile Ltd. ADR	17,098,650
730,367		Hang Seng Bank Ltd.	12,000,903
			29,099,553
		Ireland: 1.1%
645,853		CRH PLC	11,235,806
			11,235,806
		Italy: 4.0%
800,677		Altantia S.p.A.	15,669,695
794,807		ENI S.p.A.	15,992,794
3,628,828		Intesa Sanpaolo S.p.A.	9,438,839
			41,101,328
		Japan: 7.3%
7,887,900		Mizuho Financial Group, Inc.	12,459,238
70,200		Nintendo Co., Ltd.	19,033,311
7,382		NTT DoCoMo, Inc.	11,978,974
398,500		Sumitomo Mitsui Financial Group, Inc.	12,237,440
254,500		Takeda Pharmaceutical Co., Ltd.	11,816,620
274,100		Trend Micro, Inc.	8,448,325
			75,973,908
		Netherlands: 2.3%
511,653		Koninklijke KPN NV	7,295,109
544,507		Royal Dutch Shell PLC	16,392,497
			23,687,606
		Portugal: 1.1%
3,484,636		Energias de Portugal S.A.	11,123,899
			11,123,899
		Singapore: 2.2%
1,131,500		DBS Group Holdings Ltd.	11,989,963
4,863,000		Singapore Telecommunications Ltd.	11,405,916
			23,395,879
		South Korea: 1.1%
203,824		KT&G Corp.	11,017,499
			11,017,499
		Spain: 1.4%
121,670	@	Banco Bilbao Vizcaya Agr	1,117,692
739,261		Banco Bilbao Vizcaya Argentaria S.A.	6,791,041
336,645	@	Telefonica S.A.	7,149,510
			15,058,243
		Switzerland: 3.1%
410,505		Credit Suisse Group	15,178,081
122,003		Roche Holding AG - Genusschein	16,730,780
			31,908,861
		Taiwan: 1.6%
1,557,732		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	16,745,619
			16,745,619
		United Kingdom: 6.1%
608,730		GlaxoSmithKline PLC	11,529,944
760,571		HSBC Holdings PLC	7,696,613
1,413,124		Reed Elsevier PLC	11,207,597
5,845,581		Royal & Sun Alliance Insurance Group	10,936,774
641,111		Scottish & Southern Energy PLC	11,175,382
3,888,653		Thomas Cook Group PLC	11,284,872
			63,831,182
		United States: 34.0%
245,816		Abbott Laboratories	11,432,902
326,847		Altria Group, Inc.	7,844,328
419,818		Ameren Corp.	12,057,173
333,134		American Electric Power Co., Inc.	11,859,570
404,688		Arthur J. Gallagher & Co.	11,363,639

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of November 30, 2010 (Unaudited) (continued)

Shares					Value
			United States (continued)
613,293			AT&T, Inc.		$17,043,412
185,958			Automatic Data Processing, Inc.		8,288,148
468,509			Bristol-Myers Squibb Co.		11,825,167
212,718			Chevron Corp.		17,223,776
558,894			ConAgra Foods, Inc.		12,005,043
198,709			ConocoPhillips		11,956,321
170,248			Consolidated Edison, Inc.		8,234,896
156,242			Cullen/Frost Bankers, Inc.		8,365,197
260,170			Diebold, Inc.		8,174,541
299,986			Exelon Corp.		11,810,449
1,054,544			Hudson City Bancorp., Inc.		11,969,074
287,145			Kimberly-Clark Corp.		17,771,405
111,329			Kinder Morgan Energy Partners LP		7,843,128
579,642			Kraft Foods, Inc.		17,534,171
414,690			Leggett & Platt, Inc.		8,584,083
94,772			Lorillard, Inc.		7,541,956
342,621			Maxim Integrated Products		7,965,938
149,894			McDonald’s Corp.		11,736,700
348,159			Merck & Co., Inc.		12,001,041
278,692			NYSE Euronext		7,613,865
1,057,911			Pfizer, Inc.		17,233,370
766,289			Pitney Bowes, Inc.		16,812,381
313,052			PPL Corp.		7,954,651
375,118			Reynolds American, Inc.		11,606,151
344,561			Spectra Energy Corp.		8,190,215
332,733			Waste Management, Inc.		11,396,105
					353,238,796
			Total Common Stock
			(Cost $984,072,146)		978,226,801
REAL ESTATE INVESTMENT TRUSTS: 1.5%
			Australia: 0.8%
690,437			Westfield Group		8,027,710
					8,027,710
			United Kingdom: 0.7%
756,291			Land Securities Group PLC		7,404,668
					7,404,668
			Total Real Estate Investment Trusts
			(Cost $15,709,664)		15,432,378

# of
Contracts	Counterparty				Value
POSITIONS IN PURCHASED OPTIONS: 0.5%
			European Union: 0.2%
3,000	Goldman Sachs & Co.	@	Dow Jones Euro Stoxx 50 Index, Strike Price 2,469.230 EUR, Expires 12/17/10		$75,926
5,000	Royal Bank of Scotland Group PLC	@	Dow Jones Euro Stoxx 50 Index, Strike Price 2,529.270 EUR, Expires 01/21/11		517,144
3,000	Morgan Stanley	@	Dow Jones Euro Stoxx 50 Index, Strike Price 2,541.721 EUR, Expires 02/18/11		433,286
25,000,000	Deutsche Bank AG	@	European Union Currency Option (EUR/USD), Strike Price 1.247, Expires 12/20/10		84,816
26,000,000	Barclays Bank PLC	@	European Union Currency Option (EUR/USD), Strike Price 1.300, Expires 01/20/11		588,957
26,000,000	Barclays Bank PLC	@	European Union Currency Option (EUR/USD), Strike Price 1.283, Expires 02/22/11		612,052
					2,312,181
			Japan: 0.1%
99,000	UBS Warburg LLC	@	Nikkei 225 Index, Strike Price 8,654.690 JPY, Expires 12/17/10		16,357
100,000	Morgan Stanley	@	Nikkei 225 Index, Strike Price 8,558.480 JPY, Expires 01/21/11		52,977
90,000	Societe Generale	@	Nikkei 225 Index, Strike Price 9,135.450 JPY, Expires 02/18/11		175,897
23,500,000	Barclays Bank PLC	@	Japanese Yen Currency Option (USD/JPY), Strike Price 89.500, Expires 12/20/10		4,775
24,000,000	Barclays Bank PLC	@	Japanese Yen Currency Option (USD/JPY), Strike Price 85.000, Expires 01/20/11		215,119
21,000,000	Citigroup, Inc.	@	Japanese Yen Currency Option (USD/JPY), Strike Price 87.500, Expires 02/22/11		125,188
					590,313
			United Kingdom: 0.1%
1,300	Goldman Sachs & Co.	@	FTSE 100 Index, Strike Price 5,045.870 GBP, Expires 12/17/10		39,625
1,300	Royal Bank of Scotland Group PLC	@	FTSE 100 Index, Strike Price 5,174.510 GBP, Expires 01/21/11		197,347
1,200	Societe Generale	@	FTSE 100 Index, Strike Price 5,186.780 GBP, Expires 02/18/11		265,954
24,000,000	Deutsche Bank AG	@	United Kingdom Currency Option (GBP/USD), Strike Price 1.479, Expires 12/20/10		19,405
25,000,000	Barclays Bank PLC	@	United Kingdom Currency Option (GBP/USD), Strike Price 1.503, Expires 01/20/11		154,209
22,000,000	Citigroup, Inc.	@	United Kingdom Currency Option (GBP/USD), Strike Price 1.520, Expires 02/22/11		302,994
					979,534
			United States: 0.1%
48,000	Morgan Stanley	@	S&P 500® Index, Strike Price 1,006.430 USD, Expires 12/17/10		35,335
48,000	Royal Bank of Scotland Group PLC	@	S&P 500® Index, Strike Price 1,050.390 USD, Expires 01/21/11		383,742
45,000	Royal Bank of Scotland Group PLC	@	S&P 500® Index, Strike Price 1,077.010 USD, Expires 02/18/11		845,122
					1,264,199
			Total Positions in Purchased Options
			(Cost $5,911,298)		5,146,227
			Total Investments in Securities
			(Cost $1,005,693,108)*	96.1%	$998,805,406
			Other Assets and Liabilities - Net	3.9	40,061,774
			Net Assets	100.0%	$1,038,867,180

		@	Non-income producing security
		ADR	American Depositary Receipt
		*	Cost for federal income tax purposes is $1,067,373,754.
			Net unrealized depreciation consists of:
			Gross Unrealized Appreciation		$67,243,433
			Gross Unrealized Depreciation		(135,811,781)
			Net Unrealized Depreciation		$(68,568,348)

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of November 30, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Consumer Discretionary	5.6%
Consumer Staples	9.0
Energy	11.0
Financials	20.6
Health Care	10.4
Industrials	9.3
Information Technology	8.1
Materials	2.1
Purchased Option	0.5
Telecommunication Services	9.2
Utilities	10.3
Other Assets and Liabilities - Net	3.9
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of November 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	11/30/2010
Asset Table
Investments, at value
Common Stock
Australia	$—	$46,592,151	$—	$46,592,151
Brazil	11,518,533	—	—	11,518,533
Canada	20,090,122	—	—	20,090,122
Denmark	—	7,292,230	—	7,292,230
Finland	—	15,769,355	—	15,769,355
France	—	108,429,712	—	108,429,712
Germany	—	61,116,519	—	61,116,519
Hong Kong	17,098,650	12,000,903	—	29,099,553
Ireland	—	11,235,806	—	11,235,806
Italy	—	41,101,328	—	41,101,328
Japan	—	75,973,908	—	75,973,908
Netherlands	—	23,687,606	—	23,687,606
Portugal	—	11,123,899	—	11,123,899
Singapore	—	23,395,879	—	23,395,879
South Korea	—	11,017,499	—	11,017,499
Spain	7,908,733	7,149,510	—	15,058,243
Switzerland	—	31,908,861	—	31,908,861
Taiwan	16,745,619	—	—	16,745,619
United Kingdom	—	63,831,182	—	63,831,182
United States	353,238,796	—	—	353,238,796
Total Common Stock	426,600,453	551,626,348	—	978,226,801
Real Estate Investment Trusts	—	15,432,378	—	15,432,378
Positions In Purchased Options	—	5,146,227	—	5,146,227
Total Investments, at value	$426,600,453	$572,204,953	$—	$998,805,406

Liabilities Table
Other Financial Instruments+:
Written options	—	(7,798,121)	—	(7,798,121)
Total Liabilities	$—	$(7,798,121)	$—	$(7,798,121)

‘+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of November 30, 2010 (Unaudited) (continued)

Written OTC Call Options

# of			Expiration			Premiums	Fair
Contracts	Counterparty	Description	Date	Strike		Received	Value
Options on Securities
88,000	Morgan Stanley	Australia & New Zealand Banking Group Ltd.	12/15/2010	23.868	AUD	$57,041	$(3,389)
398,000	Societe Generale	Insurance Australia Group	12/15/2010	3.907	AUD	44,547	(8,821)
348,000	Citigroup, Inc.	MAp Group	12/15/2010	3.087	AUD	26,060	(10,844)
1,166,000	Morgan Stanley	Telstra Corp. Ltd.	12/15/2010	2.623	AUD	77,303	(217,406)
168,000	Morgan Stanley	Westfield Group	12/15/2010	12.131	AUD	52,503	(35,677)
64,000	Morgan Stanley	Wesfarmers Ltd.	12/15/2010	33.237	AUD	50,546	(2,362)
85,000	Barclays Bank PLC	TransCanada Corp.	12/15/2010	36.880	CAD	72,125	(17,107)
107,000	Goldman Sachs & Co.	Credit Suisse Group	12/15/2010	41.327	CHF	157,324	(7,686)
31,000	Morgan Stanley	Roche Holding AG - Genusschein	12/15/2010	142.350	CHF	102,256	(28,793)
100,000	Societe Generale	Atlantia S.p.A.	12/15/2010	15.785	EUR	58,199	(9,254)
28,000	Goldman Sachs & Co.	BNP Paribas	12/15/2010	52.852	EUR	81,861	(2,084)
57,000	Citigroup, Inc.	Vinci SA	12/15/2010	39.290	EUR	95,760	(12,566)
423,000	Societe Generale	EDP - Energias de Portugal S.A.	12/15/2010	2.499	EUR	38,999	(30,008)
101,000	Citigroup, Inc.	Bouygues S.A.	12/15/2010	33.300	EUR	158,644	(12,964)
199,000	Morgan Stanley	ENI S.p.A.	12/15/2010	16.349	EUR	110,652	(11,788)
81,000	Morgan Stanley	Total S.A.	12/15/2010	39.666	EUR	114,230	(9,985)
114,000	Citigroup, Inc.	Suez SA	12/15/2010	27.540	EUR	129,238	(9,584)
903,000	Societe Generale	Intesa Sanpaolo S.p.A.	12/15/2010	2.291	EUR	128,271	(7,052)
128,000	Royal Bank of Scotland Group PLC	Koninklijke KPN NV	12/15/2010	11.730	EUR	41,609	(9,726)
50,000	Royal Bank of Scotland Group PLC	Lafarge SA	12/15/2010	44.820	EUR	116,030	(20,434)
433,000	Goldman Sachs & Co.	Nokia OYJ	12/15/2010	7.709	EUR	162,285	(10,173)
137,000	Morgan Stanley	Royal Dutch Shell PLC - Class A	12/15/2010	23.929	EUR	93,131	(24,923)
64,000	Morgan Stanley	Sanofi-Aventis	12/15/2010	50.377	EUR	115,379	(7,313)
161,000	Morgan Stanley	Vivendi	12/15/2010	20.600	EUR	138,165	(4,815)
159,000	Barclays Bank PLC	GlaxoSmithKline PLC	12/15/2010	12.314	GBP	75,401	(30,752)
192,000	Goldman Sachs & Co.	HSBC Holdings PLC	12/15/2010	6.837	GBP	55,626	(7,452)
105,000	Citigroup, Inc.	Hang Seng Bank Ltd.	12/15/2010	120.704	HKD	37,618	(92,536)
287,000	Barclays Bank PLC	DBS Group Holdings Ltd.	12/15/2010	14.072	SGD	60,126	(38,300)
1,270,000	Royal Bank of Scotland Group PLC	Singapore Telecommunications Ltd.	12/15/2010	3.227	SGD	69,223	(9,540)
62,000	Morgan Stanley	Abbott Laboratories	12/15/2010	49.939	USD	61,926	(953)
47,000	Societe Generale	Automatic Data Processing, Inc.	12/15/2010	45.332	USD	32,599	(13,047)
107,000	Goldman Sachs & Co.	Ameren Corp.	12/15/2010	287,908.000	USD	65,238	(25,663)
84,000	Morgan Stanley	American Electric Power Co., Inc.	12/15/2010	36.516	USD	57,977	(11,162)
118,000	Morgan Stanley	Bristol-Myers Squibb Co.	12/15/2010	26.179	USD	78,458	(7,583)
143,000	Goldman Sachs & Co.	ConAgra Foods, Inc.	12/15/2010	22.000	USD	65,751	(22,781)
20,000	Goldman Sachs & Co.	Cullen/Frost Bankers, Inc.	12/15/2010	54.620	USD	24,556	(9,956)
87,000	Morgan Stanley	China Mobile Ltd. ADR	12/15/2010	51.910	USD	128,708	(16,427)
52,000	Morgan Stanley	ConocoPhillips	12/15/2010	62.656	USD	87,318	(12,953)
54,000	Morgan Stanley	Chevron Corp.	12/15/2010	85.038	USD	103,226	(8,783)
43,000	Morgan Stanley	Consolidated Edison, Inc.	12/15/2010	49.210	USD	31,270	(9,177)
37,000	Morgan Stanley	Enerplus Resources Fund	12/15/2010	28.970	USD	24,868	(14,364)
77,000	Morgan Stanley	Exelon Corp.	12/15/2010	40.583	USD	60,938	(10,724)
266,000	Goldman Sachs & Co.	Hudson City Bancorp., Inc.	12/15/2010	11.635	USD	71,501	(26,086)
145,000	Goldman Sachs & Co.	Kraft Foods, Inc. - Class A	12/15/2010	30.320	USD	87,043	(55,774)
73,000	Morgan Stanley	Kimberly-Clark Corp.	12/15/2010	62.058	USD	48,472	(29,566)

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of November 30, 2010 (Unaudited) (continued)

# of			Expiration			Premiums	Fair
Contracts	Counterparty	Description	Date	Strike		Received	Value
Options on Securities (continued)
31,000	Societe Generale	Kinder Morgan Energy Partners LP	12/15/2010	70.390	USD	37,749	(22,770)
105,000	Morgan Stanley	Leggett & Platt, Inc.	12/15/2010	20.276	USD	54,925	(56,871)
24,000	Morgan Stanley	Lorillard, Inc.	12/15/2010	88.057	USD	33,180	(326)
40,000	Morgan Stanley	McDonald’s Corp.	12/15/2010	78.876	USD	53,432	(34,534)
83,000	Morgan Stanley	Altria Group, Inc.	12/15/2010	25.164	USD	39,890	(845)
87,000	Morgan Stanley	Merck & Co., Inc.	12/15/2010	35.208	USD	67,077	(14,811)
93,000	Morgan Stanley	Maxim Integrated Products	12/15/2010	21.870	USD	73,888	(143,783)
71,000	Societe Generale	NYSE Euronext	12/15/2010	29.014	USD	75,537	(5,058)
100,000	Morgan Stanley	Pitney Bowes, Inc.	12/15/2010	23.285	USD	40,980	(2,580)
265,000	Morgan Stanley	Pfizer, Inc.	12/15/2010	16.909	USD	116,944	(16,312)
81,000	Societe Generale	PPL Corp.	12/15/2010	26.420	USD	28,245	(4,035)
96,000	Goldman Sachs & Co.	Reynolds American, Inc.	12/15/2010	63.542	USD	64,099	(6,104)
88,000	Morgan Stanley	Spectra Energy Corp.	12/15/2010	24.281	USD	53,847	(17,082)
157,000	Morgan Stanley	AT&T Corp.	12/15/2010	28.812	USD	81,483	(10,391)
104,000	Citigroup, Inc.	Tele Norte Leste Participacoes SA ADR	12/15/2010	14.910	USD	61,360	(16,780)
410,000	Morgan Stanley	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	12/15/2010	11.104	USD	152,520	(76,590)
88,000	Goldman Sachs & Co.	Waste Management, Inc.	12/15/2010	34.940	USD	45,813	(15,029)
						$4,630,970	$(1,412,234)
Options on Indices
3,800	Morgan Stanley	Dow Jones Euro Stoxx 50 Index	12/10/10	2,840.670	EUR	$416,816	$(16,257)
4,100	UBS Warburg LLC	Dow Jones Euro Stoxx 50 Index	12/17/10	2,826.642	EUR	405,422	(58,823)
4,700	Morgan Stanley	Dow Jones Euro Stoxx 50 Index	01/07/11	2,746.210	EUR	538,516	(348,501)
1,800	Morgan Stanley	FTSE 100 Index	12/10/10	5,667.160	GBP	388,623	(90,644)
1,700	Goldman Sachs & Co.	FTSE 100 Index	12/17/10	5,794.789	GBP	322,364	(56,856)
1,700	Morgan Stanley	FTSE 100 Index	01/07/11	5,684.850	GBP	367,400	(262,035)
133,000	UBS Warburg LLC	Nikkei-225 Stock Average	12/10/10	9,225.900	JPY	386,902	(1,158,177)
126,500	Royal Bank of Scotland Group PLC	Nikkei-225 Stock Average	12/17/10	9,724.090	JPY	354,080	(500,943)
122,000	UBS Warburg LLC	Nikkei-225 Stock Average	01/07/11	10,060.050	JPY	366,269	(304,318)
64,400	Morgan Stanley	S&P 500® Index	12/10/10	1,181.610	USD	1,868,244	(951,794)
62,000	Royal Bank of Scotland Group PLC	S&P 500® Index	12/17/10	1,197.950	USD	1,565,562	(685,339)
60,100	Morgan Stanley	S&P 500® Index	01/07/11	1,188.938	USD	1,606,136	(1,459,833)
						$8,586,334	$(5,893,520)
Options on Currencies
25,000,000	Deutsche Bank AG	European Union Currency Option (EUR/USD)	12/20/10	1.367	USD	$200,000	$(29,281)
26,000,000	Barclays Bank PLC	European Union Currency Option (EUR/USD)	01/20/11	1.409	USD	184,600	(45,989)
26,000,000	Barclays Bank PLC	European Union Currency Option (EUR/USD)	02/22/11	1.420	USD	234,000	(97,578)
23,500,000	Barclays Bank PLC	Japanese Yen Currency Option (USD/JPY)	12/20/10	80.430	USD	141,000	(24,723)
24,000,000	Barclays Bank PLC	Japanese Yen Currency Option (USD/JPY)	01/20/11	75.740	USD	144,000	(18,769)
21,000,000	Citigroup, Inc.	Japanese Yen Currency Option (USD/JPY)	02/22/11	79.080	USD	126,000	(117,432)
24,000,000	Deutsche Bank AG	United Kingdom Currency Option (GBP/USD)	12/20/10	1.606	USD	192,000	(33,304)
25,000,000	Barclays Bank PLC	United Kingdom Currency Option (GBP/USD)	01/20/11	1.648	USD	187,500	(41,895)
22,000,000	Citigroup, Inc.	United Kingdom Currency Option (GBP/USD)	02/22/11	1.654	USD	165,000	(83,396)
						$1,574,100	$(492,367)

			Total Written Call Options:			$14,791,404	$(7,798,121)

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and Premium Opportunity Fund	as of November 30, 2010 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of November 30, 2010:

Derivatives Fair Value*
Equity contracts	$(2,159,527)
Foreign exchange contracts	(492,367)
Total	$(2,651,894)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Global Equity Dividend and Premium Opportunity Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 18, 2011

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 18, 2011